INTANGIBLE ASSETS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	¥ 16,306
Amortization charge for the year	(402)		¥ (365)	¥ (405)
Balance at end of year	15,129	$ 2,319	16,306
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	21,547		20,928
Additions	221		348
Disposals	(1)		(27)
Exchange differences	(1,208)		298
Balance at end of year	20,559		21,547	20,928
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(5,241)		(4,855)
Amortization charge for the year	(402)		(365)
Disposals	27
Exchange differences	213		(48)
Balance at end of year	(5,430)		(5,241)	(4,855)
Gas processing rights under NWS Project [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	376
Balance at end of year	¥ 281		376
Gas processing rights under NWS Project [member] | Maximum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation period of intangible assets on straight-line basis	5 years	5 years
Gas processing rights under NWS Project [member] | Minimum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation period of intangible assets on straight-line basis	3 years	3 years
Gas processing rights under NWS Project [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	¥ 1,280		1,259
Additions	0		0
Disposals	0		0
Exchange differences	(83)		21
Balance at end of year	1,197		1,280	1,259
Gas processing rights under NWS Project [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(904)		(836)
Amortization charge for the year	(75)		(53)
Disposals			0
Exchange differences	63		(15)
Balance at end of year	(916)		(904)	(836)
Exploration rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	282
Balance at end of year	¥ 252		282
Exploration rights [member] | Maximum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation period of intangible assets on straight-line basis	5 years	5 years
Exploration rights [member] | Minimum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation period of intangible assets on straight-line basis	3 years	3 years
Exploration rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	¥ 531		531
Additions	0		0
Disposals	0		0
Exchange differences	0		0
Balance at end of year	531		531	531
Exploration rights [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(249)		(219)
Amortization charge for the year	(30)		(30)
Disposals			0
Exchange differences	0		0
Balance at end of year	(279)		(249)	(219)
Marketing transportation and storage contracts [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	157
Balance at end of year	¥ 92		157
Marketing transportation and storage contracts [member] | Maximum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation period of intangible assets on straight-line basis	20 years	20 years
Marketing transportation and storage contracts [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	¥ 1,531		1,507
Additions	0		0
Disposals	0		0
Exchange differences	(99)		24
Balance at end of year	1,432		1,531	1,507
Marketing transportation and storage contracts [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(1,374)		(1,299)
Amortization charge for the year	(58)		(55)
Disposals			0
Exchange differences	92		(20)
Balance at end of year	(1,340)		(1,374)	(1,299)
Software and others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	660
Balance at end of year	¥ 633		660
Software and others [member] | Maximum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation period of intangible assets on straight-line basis	5 years	5 years
Software and others [member] | Minimum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation period of intangible assets on straight-line basis	3 years	3 years
Software and others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	¥ 3,374		3,039
Additions	221		348
Disposals	(1)		(27)
Exchange differences	(66)		14
Balance at end of year	3,528		3,374	3,039
Software and others [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(2,714)		(2,501)
Amortization charge for the year	(239)		(227)
Disposals			27
Exchange differences	58		(13)
Balance at end of year	(2,895)		(2,714)	(2,501)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	14,831
Balance at end of year	13,871		14,831
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	14,831		14,592
Additions	0		0
Disposals	0		0
Exchange differences	(960)		239
Balance at end of year	13,871		14,831	14,592
Goodwill [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	0		0
Amortization charge for the year	0		0
Disposals			0
Exchange differences	0		0
Balance at end of year	¥ 0		¥ 0	¥ 0